ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	$ 451		¥ 1,990	¥ 3,198
Due from related party	4,792		129,506	33,890
Accounts receivable	209		0	1,481
Advances to suppliers	76		1,188	538
Inventories	4,033		81,947	28,527
Other current assets	222		247	1,588
Total current assets	9,783		214,878	69,222
Land use rights, net	1,826		16,564	12,913
Plant and equipment, net	21,083		172,748	149,116
Acquired intangible assets, net	773		8,362	5,469
Other assets	338		1,202	2,393
Total assets	36,913		430,101	261,112
Current liabilities
Current portion of long-term borrowings	11,114		78,235	78,611
Accounts payable	1,375		7,955	9,723
Due to related parties	6,028		293,732	42,633
Advances from customers	7,387		6,338	52,244
Other payables and accrued expenses	8,013		37,927	56,675
Total current liabilities	35,036		432,171	247,802
Other long-term liability	4,070		21,278	28,785
Total liabilities	39,106		453,449	276,587
Variable Interest Entity [Member]
Current assets:
Cash and cash equivalents	46		1,826	322
Due from related party	28,193		129,506	33,290
Accounts receivable	111		0	784
Advances to suppliers	12		1,188	83
Inventories	3,280		81,903	23,199
Other current assets	303		213	2,140
Total current assets	31,945		214,636	59,818
Land use rights, net	1,826		16,564	12,913
Plant and equipment, net	21,091		172,760	149,175
Equity investments	2,311		16,347	16,347
Acquired intangible assets, net	16		2,024	113
Other assets	899		1,202	6,356
Total assets	58,088		423,533	244,722
Current liabilities
Short-term borrowings	0		0	0
Current portion of long-term borrowings	11,114		78,235	78,611
Accounts payable	1,375		7,952	9,723
Due to growers	1,026	¥ 7,260	7,984
Due to related parties	4,787		291,882	33,859
Advances from customers	6,034		5,959	42,679
Other payables and accrued expenses	8,929		37,295	63,157
Total current liabilities	33,265		429,307	235,289
Long-term borrowings	0		0	0
Other long-term liability	4,070		21,278	28,785
Total liabilities	$ 37,335		¥ 450,585	¥ 264,074